Maintenance rights and lease premium, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of finite-lived intangible assets
Maintenance rights and lease premium, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Maintenance rights	$1,159,706	$1,336,440
Lease premium, net	283,612	340,967
	$1,443,318	$1,677,407

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2026 and 2025 were as follows:

	Six Months Ended June 30,
	2026	2025
Maintenance rights at beginning of period	$1,336,440	$1,669,742
EOL and MR contract maintenance rights expense	(88,052)	(36,035)
MR contract maintenance rights write-off due to maintenance liability release	(8,117)	(11,066)
EOL contract maintenance rights write-off due to cash receipt	(65,297)	(25,372)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(15,268)	(91,835)
Maintenance rights at end of period	$1,159,706	$1,505,434

Schedule of lease premium assets
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$742,187	$(458,575)	$283,612

	December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$790,042	$(449,075)	$340,967